Average Annual Total Returns - Eaton Vance Focused Opportunities Funds	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Eaton Vance Focused Growth Opportunities Fund | S&P 500 Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	17.88%	14.42%	14.81%
Eaton Vance Focused Growth Opportunities Fund | Russell 1000 Growth Index (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	18.56%	15.31%	18.11%
Eaton Vance Focused Growth Opportunities Fund | Class A
Prospectus [Line Items]
Average Annual Return, Percent	8.18%	10.11%	14.66%
Eaton Vance Focused Growth Opportunities Fund | Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	2.75%	6.81%	12.41%
Eaton Vance Focused Growth Opportunities Fund | Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	8.79%	7.51%	11.93%
Eaton Vance Focused Growth Opportunities Fund | Class C
Prospectus [Line Items]
Average Annual Return, Percent	12.49%	10.48%	14.59%
Eaton Vance Focused Growth Opportunities Fund | Class I
Prospectus [Line Items]
Average Annual Return, Percent	14.47%	11.58%	15.56%
Eaton Vance Focused Value Opportunities Fund | Russell 3000 Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	17.15%	13.14%	14.27%
Eaton Vance Focused Value Opportunities Fund | Russell 1000 Value Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	15.91%	11.32%	10.52%
Eaton Vance Focused Value Opportunities Fund | Class A
Prospectus [Line Items]
Average Annual Return, Percent	4.78%	8.66%	9.52%
Eaton Vance Focused Value Opportunities Fund | Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	3.50%	7.23%	8.13%
Eaton Vance Focused Value Opportunities Fund | Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	3.72%	6.62%	7.45%
Eaton Vance Focused Value Opportunities Fund | Class C
Prospectus [Line Items]
Average Annual Return, Percent	8.74%	9.02%	9.46%
Eaton Vance Focused Value Opportunities Fund | Class I
Prospectus [Line Items]
Average Annual Return, Percent	10.90%	10.12%	10.40%